N-2 - USD ($)				2 Months Ended	3 Months Ended
		Sep. 29, 2023	Aug. 31, 2023	Aug. 31, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021
Cover [Abstract]
Entity Central Index Key		0001525201
Amendment Flag		false
Document Type		424B5
Entity Registrant Name		DoubleLine Opportunistic Credit Fund
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]

Shareholder Transaction Expenses	Percentage of Offering Price
Sales Load Paid by Investors(1)	1.00%
Offering Expenses Borne by the Fund(2)	0.13%
Dividend Reinvestment Plan Fees(3)	None
(1) Represents the maximum commission with respect to the Common Shares being sold in this offering that the Fund may pay to the Distributor in connection with sales of Common Shares effected by the Sales Agents in this offering. There is no guarantee that there will be any sales of Common Shares pursuant to this Prospectus Supplement and the accompanying Prospectus. Actual sales of Common Shares under this Prospectus Supplement and the accompanying Prospectus, if any, may be less than as set forth in this table. In addition, the price per share of any such sale may be greater or less than the price set forth in this table, depending on the market price of the Common Shares at the time of any such sale.
(2) Represents the estimated offering expenses as a percentage of the Common Share offering price at the NYSE close on August 31, 2023.
(3) You will pay brokerage charges if you direct your broker or the plan agent to sell your Common Shares that you acquired pursuant to a dividend reinvestment plan. You will also bear a pro rata share of brokerage commissions incurred in connection with open-market purchases pursuant to the Fund’s Dividend Reinvestment Plan. See “Dividend Reinvestment Plan” in the accompanying Prospectus.

Sales Load [Percent]	[1]	1.00%
Dividend Reinvestment and Cash Purchase Fees	[2]	$ 0
Other Transaction Expenses [Abstract]
Other Transaction Expenses [Percent]	[3]	0.13%
Annual Expenses [Table Text Block]

Annual Expenses	Percentage of Net Assets Attributable to Common Shares
Management Fees(4)	1.21%
Administration Fees(5)	0.02%
Interest Expense on Borrowed Funds(6)	1.21%
Other Expenses(7)	0.21%
Total Annual Expenses	2.65%
(4) The Fund pays the Adviser a monthly management fee for its investment management services in an amount equal to 1.00% of the Fund’s average daily total managed assets. In accordance with the requirements of the Commission, the table above shows the Fund’s management fee as a percentage of average net assets, which reflects the Fund’s use of leverage.
(5) The Master Services Agreement between the Fund and U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (the “Administrator”) obligates the Fund to pay the Administrator a fee of 0.02% of the Fund’s average daily total managed assets, for providing administration, bookkeeping, pricing, and other services to the Fund. The Administrator will also be reimbursed by the Fund for out‑of‑pocket expenses that are reasonably incurred by it in performing its duties under the Master Services Agreement.
(6) Assumes the use of leverage in the form of borrowings representing 18.65% of the Fund’s managed assets (including the amounts of leverage obtained through the use of such borrowings) at an annual effective interest rate cost to the Fund of 6.30%, which is based on the Fund’s existing line of credit and on DoubleLine’s assessment of current market conditions. See “Leverage — Effects of Leverage” and “Leverage — Credit Facility” in the accompanying Prospectus.
(7) Other expenses are estimated for the Fund’s current fiscal year ending September 30, 2023.

Management Fees [Percent]	[4]	1.21%
Interest Expenses on Borrowings [Percent]	[5]	1.21%
Other Master Fund Expenses [Percent]	[6]	0.02%
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	[7]	0.21%
Total Annual Expenses [Percent]		2.65%
Expense Example [Table Text Block]
EXAMPLE
As required by relevant SEC regulations, the following example illustrates the expenses that you would pay on a $1,000 investment in Common Shares (including an assumed total sales load or commission of 1.00% and the other estimated costs of this offering to be borne by holders of Common Shares of 0.13%), assuming (a) the Fund’s net assets do not increase or decrease, (b) the Fund’s total annual expenses are 2.65% of net assets attributable to Common Shares in years 1 through 10 (assuming the Fund obtains leverage through borrowings in an amount equal to 18.65% of the Fund’s managed assets) and (c) a 5% annual return(1):

	1 Year	3 Years	5 Years	10 Years
Total Expenses Incurred	$38	$93	$150	$306
(1) The example above should not be considered a representation of future expenses. Actual expenses may be higher or lower than those shown. The example assumes that the estimated interest expense on borrowed funds and “Other expenses” set forth in the Annual Expenses table are accurate, that the rates listed under “Total Annual Expenses” remain the same each year and that all dividends and distributions are reinvested at NAV. Actual expenses may be greater or less than those assumed. Moreover, the Fund’s actual rate of return may be greater or less than the hypothetical 5% annual return shown in the example.

Expense Example, Year 01	[8]	$ 38
Expense Example, Years 1 to 3	[8]	93
Expense Example, Years 1 to 5	[8]	150
Expense Example, Years 1 to 10	[8]	$ 306
Purpose of Fee Table , Note [Text Block]
The following table is intended to assist investors in understanding the fees and expenses (annualized) that an investor in Common Shares of the Fund would bear, directly or indirectly, as a result of an offering. The table reflects the use of leverage in the form of borrowings (e.g., loans, lines of credit) in an amount equal to 18.65% of the Fund’s managed assets and 22.93% of the Fund’s total net assets (with respect to each percentage, including the amounts of leverage obtained through the use of such instruments and/or borrowings), and shows Fund expenses as a percentage of net assets attributable to Common Shares. The percentage above does not reflect the Fund’s use of other forms of economic leverage, such as credit default swaps or other derivative instruments. The table and the example are based on the Fund’s capital structure as of August 31, 2023. The extent of the Fund’s assets attributable to leverage following an offering, and the Fund’s associated expenses, are likely to vary (perhaps significantly) from these assumptions.

Other Expenses, Note [Text Block]		Other expenses are estimated for the Fund’s current fiscal year ending September 30, 2023.
Management Fee not based on Net Assets, Note [Text Block]		The Fund pays the Adviser a monthly management fee for its investment management services in an amount equal to 1.00% of the Fund’s average daily total managed assets. In accordance with the requirements of the Commission, the table above shows the Fund’s management fee as a percentage of average net assets, which reflects the Fund’s use of leverage.
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]		The Fund’s investment objective is to seek high total investment return by providing a high level of current income and the potential for capital appreciation.
Share Price [Table Text Block]
The Common Shares have traded both at a premium and a discount to NAV. The following table sets forth, for each of the periods indicated, the high and low closing market prices of the Common Shares on the NYSE, the high and low net asset value per Common Share and the high and low premium/discount to net asset value per Common Share. See “Market and Net Asset Value” in the accompanying Prospectus for information as to how the Fund’s net asset value is determined.

Quarter	Common Share Market Price		Common Share Net Asset Value		Premium (Discount) as a % of Net Asset Value(1)
	High	Low	High	Low	High	Low
June 30, 2023 to August 31, 2023	$14.90	$14.12	$14.56	$14.27	2.34%	‑1.05%
June 30, 2023	$15.09	$14.18	$14.80	$14.26	4.79%	‑3.39%
March 31, 2023	$15.58	$14.06	$15.06	$14.45	4.15%	‑3.76%
December 31, 2022	$15.01	$13.85	$14.80	$14.22	2.78%	-3.69%
September 30, 2022	$16.27	$14.13	$16.03	$14.70	1.50%	-3.88%
June 30, 2022	$17.03	$15.13	$17.45	$15.92	-2.41%	-4.96%
March 31, 2022	$19.26	$16.26	$18.85	$17.39	2.18%	-6.50%
December 31, 2021	$19.93	$18.71	$19.45	$18.83	2.47%	-0.64%
September 30, 2021	$20.05	$19.58	$19.72	$19.38	1.67%	1.03%
June 30, 2021	$20.25	$19.47	$19.72	$19.48	2.69%	-0.05%
(1)	Premium and discount information is shown for the days when the Fund experienced its high and low closing market prices, respectively, per share during the respective quarter.
The Fund’s NAV per Common Share at the close of business on August 31, 2023 was $14.55 and the last reported sale price of a Common Share on the NYSE on that day was $14.28, representing a 1.86% discount to such NAV. As of August 31, 2023, the net assets of the Fund attributable to Common Shares were $239,903,883 and the Fund had outstanding 16,491,482 Common Shares.

Common Shares [Member]
General Description of Registrant [Abstract]
Lowest Price or Bid				$ 14.12	$ 14.18	$ 14.06	$ 13.85	$ 14.13	$ 15.13	$ 16.26	$ 18.71	$ 19.58	$ 19.47
Highest Price or Bid				14.90	15.09	15.58	15.01	16.27	17.03	19.26	19.93	20.05	20.25
Lowest Price or Bid, NAV				14.27	14.26	14.45	14.22	14.70	15.92	17.39	18.83	19.38	19.48
Highest Price or Bid, NAV				$ 14.56	$ 14.80	$ 15.06	$ 14.80	$ 16.03	$ 17.45	$ 18.85	$ 19.45	$ 19.72	$ 19.72
Highest Price or Bid, Premium (Discount) to NAV [Percent]	[9]			2.34%	4.79%	4.15%	2.78%	1.50%	(2.41%)	2.18%	2.47%	1.67%	2.69%
Lowest Price or Bid, Premium (Discount) to NAV [Percent]	[9]			(1.05%)	(3.39%)	(3.76%)	(3.69%)	(3.88%)	(4.96%)	(6.50%)	(0.64%)	1.03%	(0.05%)
Share Price			$ 14.28	$ 14.28
NAV Per Share			$ 14.55	$ 14.55
Latest Premium (Discount) to NAV [Percent]			1.86%

[1]	Represents the maximum commission with respect to the Common Shares being sold in this offering that the Fund may pay to the Distributor in connection with sales of Common Shares effected by the Sales Agents in this offering. There is no guarantee that there will be any sales of Common Shares pursuant to this Prospectus Supplement and the accompanying Prospectus. Actual sales of Common Shares under this Prospectus Supplement and the accompanying Prospectus, if any, may be less than as set forth in this table. In addition, the price per share of any such sale may be greater or less than the price set forth in this table, depending on the market price of the Common Shares at the time of any such sale.
[2]	You will pay brokerage charges if you direct your broker or the plan agent to sell your Common Shares that you acquired pursuant to a dividend reinvestment plan. You will also bear a pro rata share of brokerage commissions incurred in connection with open-market purchases pursuant to the Fund’s Dividend Reinvestment Plan. See “Dividend Reinvestment Plan” in the accompanying Prospectus.
[3]	Represents the estimated offering expenses as a percentage of the Common Share offering price at the NYSE close on August 31, 2023.
[4]	The Fund pays the Adviser a monthly management fee for its investment management services in an amount equal to 1.00% of the Fund’s average daily total managed assets. In accordance with the requirements of the Commission, the table above shows the Fund’s management fee as a percentage of average net assets, which reflects the Fund’s use of leverage.
[5]	Assumes the use of leverage in the form of borrowings representing 18.65% of the Fund’s managed assets (including the amounts of leverage obtained through the use of such borrowings) at an annual effective interest rate cost to the Fund of 6.30%, which is based on the Fund’s existing line of credit and on DoubleLine’s assessment of current market conditions. See “Leverage — Effects of Leverage” and “Leverage — Credit Facility” in the accompanying Prospectus.
[6]	The Master Services Agreement between the Fund and U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (the “Administrator”) obligates the Fund to pay the Administrator a fee of 0.02% of the Fund’s average daily total managed assets, for providing administration, bookkeeping, pricing, and other services to the Fund. The Administrator will also be reimbursed by the Fund for out‑of‑pocket expenses that are reasonably incurred by it in performing its duties under the Master Services Agreement.
[7]	Other expenses are estimated for the Fund’s current fiscal year ending September 30, 2023.
[8]	The example above should not be considered a representation of future expenses. Actual expenses may be higher or lower than those shown. The example assumes that the estimated interest expense on borrowed funds and “Other expenses” set forth in the Annual Expenses table are accurate, that the rates listed under “Total Annual Expenses” remain the same each year and that all dividends and distributions are reinvested at NAV. Actual expenses may be greater or less than those assumed. Moreover, the Fund’s actual rate of return may be greater or less than the hypothetical 5% annual return shown in the example.
[9]	Premium and discount information is shown for the days when the Fund experienced its high and low closing market prices, respectively, per share during the respective quarter.